BORROWINGS AND FINANCING (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
New debts	R$ 20,248,223	R$ 12,915,332
Repayment	(10,782,858)	R$ (17,639,178)	R$ (6,448,658)
Interest payment	(2,315,586)
Prepayment [Member]
IfrsStatementLineItems [Line Items]
New debts	R$ 2,131,171
Maturities	2023 to 2032
Repayment	R$ (467,381)
Interest payment	(174,797)
Bonds Perpetual Bonds A C C And Facility [Member]
IfrsStatementLineItems [Line Items]
New debts	R$ 9,253,891
Maturities	2023 to 2032
Repayment	R$ (3,471,458)
Interest payment	(951,167)
Debentures [Member]
IfrsStatementLineItems [Line Items]
New debts	R$ 7,300,000
Maturities	2024 to 2037
B N D E S F I N A M E Debentures N C E And C C B [Member]
IfrsStatementLineItems [Line Items]
New debts	R$ 1,563,161
Maturities	2023 to 2025
Repayment	R$ (6,844,019)
Interest payment	R$ (1,189,622)